Average Annual Total Returns - Direxion Daily SP Oil Gas Exp Prod Bull 2X Shares	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares 1 Year	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares 5 Years	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares Since Inception	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares Inception Date	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares Return After Taxes on Distributions 1 Year	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares Return After Taxes on Distributions 5 Years	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares Return After Taxes on Distributions Since Inception	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares Return After Taxes on Distributions Inception Date	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	S&P Oil & Gas Exploration & Production Select Industry Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Oil & Gas Exploration & Production Select Industry Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Oil & Gas Exploration & Production Select Industry Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P Oil & Gas Exploration & Production Select Industry Index (reflects no deduction for fees, expenses or taxes) Inception Date	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	(97.39%)	(68.71%)	(74.32%)	May 28, 2015	(97.39%)	(68.80%)	(74.39%)	May 28, 2015	(57.65%)	(24.37%)	(22.54%)	May 28, 2015	(36.58%)	(12.14%)	(18.33%)	May 28, 2015	18.40%	15.22%	12.97%	May 28, 2015